Investments Accounted For Using Equity Method - Details of Each Company's Associate (Details) - Gogoro Network Pte. Ltd. $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of Associates [Line Items]
Investments accounted for using equity method	$ 17,741
Zypp
Disclosure of Associates [Line Items]
Investments accounted for using equity method	$ 15,716
The Company’s share in %	13.44%
GPH
Disclosure of Associates [Line Items]
Investments accounted for using equity method	$ 2,025
The Company’s share in %	30.00%